Segment information - Major customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Revenue	€ 127,087	€ 129,519	€ 39,563
United States
Disclosure of major customers [line items]
Revenue	82,050	88,628	17,077
Europe
Disclosure of major customers [line items]
Revenue	45,037	40,884	€ 22,446
Gilead | United States
Disclosure of major customers [line items]
Revenue	€ 80,687	€ 87,813
Percentage of entity's revenue	63.00%	68.00%	0.00%
AbbVie | United States
Disclosure of major customers [line items]
Revenue			€ 16,229
Percentage of entity's revenue	0.00%	0.00%	41.00%
AbbVie | Europe
Disclosure of major customers [line items]
Revenue	€ 34,049	€ 32,596	€ 13,640
Percentage of entity's revenue	27.00%	25.00%	34.00%
Janssen Pharmaceutica | United States
Disclosure of major customers [line items]
Revenue		€ 87	€ 454
Percentage of entity's revenue	0.00%	0.00%	1.00%
Janssen Pharmaceutica | Europe
Disclosure of major customers [line items]
Revenue		€ 156	€ 112
Percentage of entity's revenue	0.00%	0.00%	0.00%
Les Laboratoires Servier | Europe
Disclosure of major customers [line items]
Revenue	€ 67	€ 265	€ 3,835
Percentage of entity's revenue	0.00%	0.00%	10.00%
Revenues by major customers
Disclosure of major customers [line items]
Revenue	€ 114,804	€ 120,917	€ 34,271
Percentage of entity's revenue	90.00%	93.00%	87.00%